WARRANTS AND OPTIONS	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
WARRANTS AND OPTIONS

NOTE 9 – WARRANTS AND OPTIONS

Warrants

On January 19, 2008, the Company issued 1,250,000 warrants, expiring on January 19, 2013, exercisable at $0.01.

On October 1, 2009, the Company issued 450,000 stock purchase warrants, expiring on October 1, 2014, exercisable at $0.32 to the President of Arrayit Diagnostics.

On April 25, 2010, the Company issued 150,000 share purchase warrants, expiring on April 25, 2012, exercisable at $1.00 for consulting services.

On May 12, 2010 the Company issued 200,000 share purchase warrants, expiring on May 12, 2012 exercisable at $1.00 in connection with a debt financing.

On September 30, 2010 the Company issued 200,000 share purchase warrants expiring on October 1, 2014 exercisable at $0.20 to the President of Arrayit Diagnostics.

On October 14, 2010 the Company issued 300,000 share purchase warrants expiring on February 15, 2013 exercisable at $0.22 in connection with a debt financing.

During 2010, 200,000 warrants were cancelled.

Options

On October 1, 2009, the Company granted 450,000 options to the President of Arrayit Diagnostics, Inc. at an exercise price of $0.32. The $189,000 intrinsic value of these options was recorded as an expense on that date.

On June 30, 2010, 160,000 share purchase options were exercised upon payment of $51,200.

The following table summarizes options and warrants outstanding at March 31, 2012:
	Number of Options and Warrants	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2011	2,190,000	$0.23
Granted	-	-
Cancelled/forfeited	-	-
Expired	-	-
Exercised	-	-
Outstanding at March 31, 2012